SHAREHOLDERS’ EQUITY (Details Narrative) - $ / shares	Jun. 30, 2023	Feb. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 07, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized	5,000,000		5,000,000	5,000,000
Preferred stock, par or stated value per share	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued	0		0	0
Preferred stock, shares outstanding	0		0	0
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized	500,000,000		500,000,000	500,000,000
Common stock par value per share	$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares issued	303,000		303,000	0
Common stock shares outstanding	303,000		303,000	0
Temporary equity shares issued	5,670,123		20,200,000	0
Temporary equity shares outstanding	5,670,123	5,670,123	20,200,000	0
Common Class A [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Common stock, threshold percentage on conversion of shares	20.00%		20.00%
Common Class B [Member]
Class of Stock [Line Items]
Common stock shares authorized	50,000,000		50,000,000	50,000,000
Common stock par value per share	$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares issued	5,050,000		5,050,000	5,750,000
Common stock shares outstanding	5,050,000		5,050,000	5,750,000
Common Class B [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Temporary equity shares issued					5,050,000